LAND USE RIGHT, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
LAND USE RIGHT, NET
Amortization expense	¥ 1,273	¥ 1,272	$ 1,273